CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		12 Months Ended		87 Months Ended	93 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Omagine, Inc.	$ (1,398,069)	$ (1,423,858)	$ (2,789,976)	$ (1,804,451)	$ (15,292,937)	$ (16,691,006)
Adjustments to reconcile net loss to net cash flows used by operating activities:
Loss from discontinued operations - Sports Apparel					(345,990)	(345,990)
Net loss attributable to noncontrolling interests in Omagine LLC	(19,657)	(20,639)	(35,997)	(20,156)	(56,153)	(75,810)
Depreciation and amortization	1,613	2,162	3,662	3,740	161,115	162,728
Impairment of Goodwill					5,079,919	5,079,919
Stock-based compensation related to stock options	713,466	880,538	1,761,076	92,498	2,213,549	2,927,015
Stock-based compensation related to issuanceof Common Stock for stockholder investor relations, including amortization of $140,323 arising from grant made in 2012 to service provider	140,323	15,000	3,250	6,750	18,251	365,900
Stock-based compensation related to issuance of Common Stock for 401(k) Plan contribution	76,250	76,250	76,250	72,500	346,250	422,500
Issuance of Common Stock for Consulting fees		3,250	178,077		225,577	18,251
Cancellation of Common Stock issued for consulting services					(10,951)	(10,951)
Issuance of Common Stock in satisfaction of SEDA commitment fees				300,000	450,000	450,000
Issuance of stock grants to foreign consultants				299,710	299,710	299,710
Changes in operating assets and liabilities:
Prepaid expenses, other current assets and other assets	(5,382)	16,826	(144,313)	(18,476)	(162,541)	(167,923)
Accounts Receivable					86,665	86,665
Inventories					65,401	65,401
Other assets					(235)	(235)
Accrued interest on convertible notes payable	13,637	(12,432)	25,625	51,061	184,210	197,847
Accounts payable	29,607	(259,468)	(232,531)	(16,800)	173,204	202,811
Accrued officers' payroll	123,750	65,500	168,000	259,501	1,113,635	1,237,385
Accrued expenses and other current liabilities	28,337	896	20,417	36,628	57,656	85,993
Customer deposits					(43,212)	(43,212)
Net cash flows used by operating activities	(296,125)	(655,975)	(966,460)	(737,495)	(5,436,877)	(5,733,002)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(5,538)	(9,393)		(41,566)	(41,566)
Net cash flows used by investing activities		(5,538)	(9,393)		(41,566)	(41,566)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans from officers and directors		5,960	5,960	8,659	(24,923)	(24,923)
Repayment of convertible notes payable			(25,000)		(25,000)	(25,000)
Proceeds of issuance of convertible notes payable					790,000	790,000
Proceeds from sale of common stock	307,720	90,000	90,000	660,000	28,711,000	3,178,820
Proceeds from exercise of common stock options and warrants					1,039,125	1,039,125
Purchase of common stock					(3)	(3)
Capital contributions from noncontrolling interests in Omagine LLC				156,000	156,000	156,000
Proceeds from Rights Offering concluded March 30, 2012		731,639	731,639		731,639	731,639
Net cash flows provided by financing activities	307,720	827,599	802,599	824,659	5,537,938	5,845,658
NET INCREASE IN CASH	11,595	166,086	(173,254)	87,164	59,495	71,090
CASH BEGINNING OF PERIOD	62,127	235,381	235,381	148,217		2,632
CASH END OF PERIOD	73,722	401,467	62,127	235,381	62,127	73,722
SUPPLEMENTAL CASH FLOW INFORMATION:
Income taxes paid	1,075	1,000	1,289	1,289	4,320	5,395
Interest paid		8,247	8,247		25,679	25,679
Acquisition of Journey of Light , Inc. through issuance of common stock and warrants:
Fair value of assets acquired	0	0			49,146	49,146
Goodwill acquired					5,079,919	5,079,919
Fair value of liabilities assumed	0	0			(243,782)	(243,782)
Acquisition of Journey of Light, Inc. through issuance of common stock and warrants					4,885,283	4,885,283
Issuance of convertible notes in satisfaction of accrued officer payroll					182,015	182,015
Issuance of Common Stock on conversion of Debentures and accrued interest					126,944	126,944
Issuance of Common Stock in payment of accounts payable					342,030	342,030
Preferred stock dividend paid in Common Stock					102,399	102,399
Issuance of Common Stock to two officers, pursuant to exercise of stock options granted, satisfied by the reduction of salaries payable to them					187,500	187,500
Issuance of Common Stock in satisfaction of salaries payable					100,000	100,000
Stock subscriptions from rights offering concluded March 30, 2012		1,267,540	1,267,540		1,267,540	1,267,540
Less stock subscriptions satisfied through reduction of debt:
Convertible notes payable and accrued interest		(276,643)	(328,139)		(328,139)	(328,139)
Accounts payable		(9,000)	(9,000)		(9,000)	(9,000)
Accrued officers' payroll		(227,434)	(175,938)		(175,938)	(175,938)
Due officers and directors		(22,824)	(22,824)		(22,824)	(22,824)
Total		(535,901)	(535,901)		(535,901)	(535,901)
Stock subscriptions satisfied through payment to Stock Transfer Agent agency account (collected by the Company on April 5, 2012)		731,639	731,639		731,639	731,639
Issuance of Common Stock to stockholder relations agent for fees						$ 178,077